Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	CERBERUS CYBER SENTINEL CORPORATION
Entity Central Index Key	0001777319
Entity Tax Identification Number	83-4210278
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6900 E. Camelback Road
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85251
City Area Code	(480)
Local Phone Number	389-3444
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false